13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
u3#edsoy

12/31/2012

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 15, 2013

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		9

Form 13F Information Table Value Total:	$37,045 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
APPROACH RESOURCES INC        COM         03834A-10-3  1,731       69,217               SOLE                SOLE
DOUGLAS EMMETT INC            COM         25960P-10-9  208         9,000                SOLE                SOLE
FRANKLIN RESOURCES            COM         354613-10-1  2,470       19,650               SOLE                SOLE
GENOMIC HEALTH INC            COM         37244C-10-1  1,031       37,861               SOLE                SOLE
HALLADOR ENERGY CO            COM         40609P-10-5  324         39,219               SOLE                SOLE
I SHARES MSCI EAFE INDEX FD   UNIT        464287-46-5  17,841      314,000              SOLE                SOLE
SPDR TRUST SERIES 1           UNIT        78462F-10-3  4,276       30,000               SOLE                SOLE
SPLUNK INC                    COM         848637-10-4  2,930       100,969              SOLE                SOLE
VANGUARD MSCI EM ETC          UNIT        922042-85-8  6,234       140,000              SOLE                SOLE







TOTAL                                                  37,045      759,916